Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Outstanding Short-Term Notes Payable

The components of the Company’s outstanding Short-term notes payable consisted of the following:

	Interest Rates	September 30, 2025	December 31, 2024
Short-term notes payable
Bank 1	6.5%	$3,160	$—
Bank 2	7.8%	4,474	5,962
Financial Institution 5	10.0%	2,813	—
Less: Unamortized debt issuance costs		(784)	—
Total short-term notes payable		$9,663	$5,962

The components of the Company’s outstanding short-term notes payable consisted of the following:

	Weighted average interest rates	December 31, 2024	December 31, 2023
Short-term notes payable
Bank 2	7.8%	$5,962	$14,400
Less: Unamortized debt issuance costs		—	(4)
Total short-term notes payable		$5,962	$14,396

Schedule of Long-Term Debt

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 7.3%	4.0% - 7.3%	10,579	$11,841	Nov 2025 - Feb 2029	Aug 2025 - Feb 2029
Bank 2	6.3% - 7.8%	4.0% - 7.8%	8,635	12,325	Nov 2027 - Apr 2029	Jun 2025 - Apr 2029
Bank 3	2.3% + SOFR**	2.3% + SOFR**	1,527	1,653	Sep 2025	Sep 2025
Bank 4	n/a	5.3% - 6.0%*	-	3,289	n/a	Jul 2030 - Sep 2030
Bank 5	7.7%	7.7%	1,414	1,614	Jan 2030	Jan 2030
Bank 6	4.0%	4.0%	590	800	Sep 2027	Sep 2027
Bank 7	8.8%	8.8%	12,030	12,361	May 2029	May 2029
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	n/a	0.25% + Schwab Loan Rate	-	2,959	n/a	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	7,296	7,796	Nov 2026 - May 2027	Nov 2026 - May 2027
Financial Institution 3	9.0% - 9.5%	9.0% - 9.5%	32,498	34,407	Sep 2033 - Mar 2034	Sep 2033 - Mar 2034
Credit facilities with financial institutions
Financial Institution 4	2.8% + SOFR**	1.5% + SOFR** - 2.8% + SOFR**	1,362	62,666	See disclosure below	See disclosure below
Other long-term debt payable
Lease Back	1.2%	n/a	15,500	—	Aug 2030	n/a
EID loan	See disclosure below	See disclosure below	122	122	See disclosure below	See disclosure below
Long-term debt from VIEs			33,021	37,310
Total Long-term notes payable			124,574	189,143
Less: Unamortized debt issuance costs and debt discount			(659)	(233)
Less: current portion			(24,965)	(84,883)
Long-term notes payable, non-current portion			$98,950	$104,027

* The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6.00% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

** SOFR is defined as “Secured Overnight Financing Rate.”

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 7.3%	4.0% - 7.3%	$11,841	$13,589	Aug 2025 - Feb 2029	Aug 2025 - Feb 2027
Bank 2	4.0% - 7.8%	4.0% - 7.8%	12,325	13,769	Dec 2025 - Apr 2029	Dec 2025 - Jun 2028
Bank 3	2.3% + SOFR**	3.5% Fixed - 2.3% + SOFR**	1,653	7,705	Sep 2025	Jan 2024 - Oct 2026
Bank 4	n/a	2.9% + SOFR**	—	4,082	n/a	Sep 2024 - Dec 2024
Bank 5	5.3% - 6.0%*	5.3% - 6.0%	3,289	3,759	Jul 2030 - Sep 2030	Jul 2030 - Sep 2030
Bank 6	7.7%	7.7%	1,614	1,843	Jan 2030	Jan 2030
Bank 7	4.0%	4.0%	800	1,061	Sep 2027	Sep 2027
Bank 8	8.8%	n/a	12,361	—	May 2029	n/a
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	0.25%+ Schwab Loan Rate	0.25% + Schwab Loan Rate	2,959	3,290	Dec 2027	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	7,796	8,435	Nov 2026 - May 2027	Nov 2026 - May 2027
Financial Institution 3	9.0% - 9.5%	9.0% - 9.5%	34,407	22,612	Sep 2033 - Mar 2034	Sep 2033 - Dec 2033
Credit facilities with financial institutions
Financial Institution 4	1.5% + SOFR **- 2.8% + SOFR**	1.3% + SOFR **- 2.8% + SOFR**	62,666	72,688	See disclosure below	See disclosure below
Bridge Notes	n/a	n/a	n/a	n/a	See disclosure below	See disclosure below
Other long-term debt payable
EID loan	See disclosure below	See disclosure below	122	116	See disclosure below	See disclosure below
Long-term debt from VIEs			37,310	40,491
Total Long-term notes payable			189,143	193,440

	Interest Rates		Amounts		Maturity Dates
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Less: Unamortized debt issuance costs and debt discount			(233)	(151)
Less: current portion			$(84,883)	$(26,471)
Long-term notes payable, non-current portion			$104,027	$166,818

*
The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.
**
SOFR is defined as “Secured Overnight Financing Rate”

Schedule of Contractual Principal Payments

The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of September 30, 2025 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
Remainder of 2025	$6,954
2026	12,176
2027	9,289
2028	4,415
2029	21,254
Thereafter	37,465
91,553
Long-term notes payable from VIE	33,021
Debt issuance costs	(659)
Total long-term notes payable	$123,915

The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of December 31, 2024 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2025	$77,193
2026	12,897
2027	11,948
2028	4,840
2029	21,728
Thereafter	23,227
151,833
Long-term notes payable from VIE	37,310
Debt issuance costs	(233)
Total long-term notes payable	$188,910